SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable	$ 3,184,892	$ 2,880,915
Allowance for credit losses	(117,195)
Accounts receivable, net	$ 3,067,697	$ 2,880,915